Shareholders' Equity - Accumulated Other Comprehensive (Loss) Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income, beginning balance	$ (516)	$ (802)	$ (670)
Other comprehensive income before reclassifications, net of taxes	(524)	228	(177)
Amounts reclassified into income, net of taxes	38	59	45
Accumulated other comprehensive (loss) income, ending balance	(1,001)	(516)	(802)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income, beginning balance	74	51	70
Other comprehensive income before reclassifications, net of taxes	(344)	23	(18)
Amounts reclassified into income, net of taxes
Accumulated other comprehensive (loss) income, ending balance	(270)	74	51
Benefit Plans Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income, beginning balance	(558)	(815)	(697)
Other comprehensive income before reclassifications, net of taxes	(180)	203	(159)
Amounts reclassified into income, net of taxes	33	54	40
Accumulated other comprehensive (loss) income, ending balance	(705)	(558)	(815)
Unrealized Losses on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive (loss) income, beginning balance	(31)	(38)	(43)
Other comprehensive income before reclassifications, net of taxes		2
Amounts reclassified into income, net of taxes	5	4	5
Accumulated other comprehensive (loss) income, ending balance	$ (26)	$ (31)	$ (38)